Additional information - Financial Statement Schedule I (Tables)	12 Months Ended
Mar. 31, 2021
Additional information [abstract]
Condensed income statement of the Parent business activity	Condensed income statement of the Parent Company

(EUR thousand)	For the financial year ended March 31
2021 Restated
Operating expenses	(155,501)
Dividend income	68,431
Net finance costs	50
Loss before tax	(87,020)
Income tax expense	(446)
Loss for the year	(87,466)

Condensed statement of financial position of the Parent Company
Condensed statement of financial position of the Parent Company

(EUR thousand)	As of March 31
2021 Restated
ASSETS
Investments in subsidiaries	1,418,280
Loans to group companies	59,289
Non-current assets	1,477,569
Current assets	310
Total assets	1,477,879
EQUITY AND LIABILITIES
Share capital	1,678,506
Other reserves	(152,128)
Accumulated losses	(88,780)
Total equity	1,437,598
Liabilities
Non-current liabilities	—
Current liabilities	40,281
Total liabilities	40,281
Total equity and liabilities	1,477,879

Condensed statement of cash flows of the Parent Company	Condensed statement of cash flows of the Parent Company

(EUR thousand)	For the financial year ended March 31
2021 Restated
Loss before income tax	(87,020)
Capital reorganization non-cash items	125,620
Movement in loans with group companies	(59,529)
Other non-cash items	12,096
Changes in working capital	8,833
Net cash from operating activities	—
Proceeds from issuance of share capital	222
Proceeds from treasury shares	65
Net cash from financing activities	287
Net increase in cash and cash equivalents	287
Cash and cash equivalents at beginning of year	—
Cash and cash equivalents at end of year	287

Schedule of IFRS loss reconciliation for parent company
The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

(EUR thousand)	For the financial year ended March 31
2021 Restated
IFRS loss reconciliation:
Parent only– IFRS loss for the year	(87,466)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(345,506)
Consolidated IFRS loss for the year	(432,972)
IFRS equity reconciliation:
Parent only– IFRS equity	1,437,598
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(1,544,967)
Consolidated– IFRS equity	(107,369)